Risk Management and Derivative Instruments - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2015	Dec. 31, 2014	Jul. 01, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk		$ 81,800,000	$ 99,200,000
Effect netting arrangements, counterparty exposure		248,700,000	155,800,000
Derivative asset		330,500,000	255,000,000
Cash settlement receipt			6,100,000
Cash collateral received or pledged		0	0
Deferred premiums		1,800,000
Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate termination amount paid to counterparties				$ 700,000
Single Counterparty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect netting arrangements, counterparty exposure		113,400,000	109,700,000
MEMP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk		272,600,000	207,300,000
Effect netting arrangements, counterparty exposure		328,400,000	309,800,000
Derivative asset		601,000,000	$ 517,100,000
Cash settlement receipt	$ 27,100,000
MRD [Member] | Single Counterparty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect netting arrangements, counterparty exposure		$ 66,600,000